Investment Strategy	Jun. 26, 2026
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Changes to Principal Investment Strategy
Strategy Narrative [Text Block]

The following disclosure replaces and supersedes, in its entirety, the paragraph in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding paragraph in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “The Fund seeks to gain fully synthetic exposure”:

“The Fund will hold its options contracts directly. The Fund will no longer seek to obtain exposure to options contracts through a wholly-owned subsidiary organized under the laws of the Cayman Islands. Pending completion of the wind-up of the Subsidiary, any residual interest in the Subsidiary is expected to relate solely to the liquidation and dissolution of the Subsidiary and not to the Fund’s options exposure.”

The following disclosure replaces and supersedes, in its entirety, the sentence in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding sentence in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “Due to certain tests that must be met in order to qualify as a [RIC]”:

“The Fund may utilize reverse repurchase agreements to help maintain the desired level of exposure to its options contracts, subject to the Fund’s investment policies and applicable limitations under the 1940 Act.”

Any other reference in any Fund’s Summary Prospectus or Prospectus to the Fund’s investment in or through a wholly-owned Cayman Islands subsidiary, the approximate allocation of the Fund’s assets to such subsidiary, or the inclusion of the subsidiary’s investment strategies and risks within those of the Fund, is hereby deleted solely to the extent such reference relates to the Fund’s former investment in or through the Subsidiary.

Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Changes to Principal Investment Strategy
Strategy Narrative [Text Block]

The following disclosure replaces and supersedes, in its entirety, the paragraph in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding paragraph in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “The Fund seeks to gain fully synthetic exposure”:

“The Fund will hold its options contracts directly. The Fund will no longer seek to obtain exposure to options contracts through a wholly-owned subsidiary organized under the laws of the Cayman Islands. Pending completion of the wind-up of the Subsidiary, any residual interest in the Subsidiary is expected to relate solely to the liquidation and dissolution of the Subsidiary and not to the Fund’s options exposure.”

The following disclosure replaces and supersedes, in its entirety, the sentence in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding sentence in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “Due to certain tests that must be met in order to qualify as a [RIC]”:

“The Fund may utilize reverse repurchase agreements to help maintain the desired level of exposure to its options contracts, subject to the Fund’s investment policies and applicable limitations under the 1940 Act.”

Any other reference in any Fund’s Summary Prospectus or Prospectus to the Fund’s investment in or through a wholly-owned Cayman Islands subsidiary, the approximate allocation of the Fund’s assets to such subsidiary, or the inclusion of the subsidiary’s investment strategies and risks within those of the Fund, is hereby deleted solely to the extent such reference relates to the Fund’s former investment in or through the Subsidiary.

Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Changes to Principal Investment Strategy
Strategy Narrative [Text Block]

The following disclosure replaces and supersedes, in its entirety, the paragraph in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding paragraph in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “The Fund seeks to gain fully synthetic exposure”:

“The Fund will hold its options contracts directly. The Fund will no longer seek to obtain exposure to options contracts through a wholly-owned subsidiary organized under the laws of the Cayman Islands. Pending completion of the wind-up of the Subsidiary, any residual interest in the Subsidiary is expected to relate solely to the liquidation and dissolution of the Subsidiary and not to the Fund’s options exposure.”

The following disclosure replaces and supersedes, in its entirety, the sentence in the section titled “Principal Investment Strategy” in each Fund’s Summary Prospectus, and the corresponding sentence in the section titled “Additional Information About the Fund — Principal Investment Strategy” in each Fund’s Prospectus, in each case beginning with the words “Due to certain tests that must be met in order to qualify as a [RIC]”:

“The Fund may utilize reverse repurchase agreements to help maintain the desired level of exposure to its options contracts, subject to the Fund’s investment policies and applicable limitations under the 1940 Act.”

Any other reference in any Fund’s Summary Prospectus or Prospectus to the Fund’s investment in or through a wholly-owned Cayman Islands subsidiary, the approximate allocation of the Fund’s assets to such subsidiary, or the inclusion of the subsidiary’s investment strategies and risks within those of the Fund, is hereby deleted solely to the extent such reference relates to the Fund’s former investment in or through the Subsidiary.